LEASE - Lease income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Sales-type leases
LEASE
Interest income on net investment in the lease	¥ 2,637	$ 361	¥ 3,366	$ 474
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	2,637	361	3,366	474
Operating leases
LEASE
Lease income relating to lease payments	6,719	920	13,371	1,883
Including: Income relating to variable lease payments not included in the measurement of lease receivable	¥ 6,719	$ 920	¥ 13,371	$ 1,883